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                                       EVERSHEDS SUTHERLAND (US) LLP
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                                       dodiekent@
                                       eversheds-sutherland.com

November 16, 2017

VIA EDGAR TRANSMISSION
______________________

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

    RE: REGISTRATION STATEMENT ON FORM S-3 FOR
        BRIGHTHOUSE LIFE INSURANCE COMPANY
        REGISTERED FIXED ACCOUNT OPTION FOR USE WITH ANNUITY CONTRACTS

Dear Commissioners:

On behalf of Brighthouse Life Insurance Company (the "Company"), we have transmitted for filing under the Securities Act of 1933, as amended (the "Securities Act"), an initial registration statement on Form S-3 (the "New Registration Statement") for certain fixed account units with a market value adjustment ("Registered Fixed Account Option") offered by the Company to owners of certain variable annuity contracts.

The New Registration Statement has been filed to register additional units for the Registered Fixed Account Option, which are currently registered pursuant to a registration statement filed on Form S-3 (File No. 333-209162) (the "Effective Registration Statement"). But for the Company's desire to register additional units for the Registered Fixed Account Option, the Company would continue to offer and sell the Registered Fixed Account Option under the Effective Registration Statement. The New Registration Statement also carries forward unsold units for the Registered Fixed Account Option pursuant to Rule 415(a)(6).

Compared to the Effective Registration Statement, the disclosure in the New Registration Statement has been updated as necessary and has not materially changed. The Company requests that the Securities and Exchange Commission (the "Commission") declare the New Registration Statement effective May 1, 2018 or as soon as practical thereafter. Following review by the staff of the Commission (the "Staff"), the Company plans to file a pre-effective amendment in April 2018 addressing the Staff's comments, if any; incorporating the required financial statements, the auditor's consent, the required exhibits, and the otherwise omitted information; and making any clarifying or stylistic changes to the disclosure that the Company deems appropriate.

Please contact the undersigned at the above number if you have any questions or comments regarding this letter or the New Registration Statement. We greatly appreciate the Staff's efforts in assisting the Company with this filing.

                                                  Sincerely,

                                                  /s/ Dodie C. Kent
                                                  ------------------------------
                                                  Dodie C. Kent

cc: Michele H. Abate, Brighthouse Financial
    Lindsey Edwards, Brighthouse Financial
    Ronald Coenen Jr., Eversheds Sutherland

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